Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class A
Trading Symbol	SCHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$42	0.39%
[1]
Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.39%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class A shares of Franklin Multi-Asset Growth Fund returned 15.07%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	15.07	10.26	10.11
Class A (with sales charge)	8.74	8.97	9.46
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 943,580,119
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class C
Trading Symbol	SCHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$118	1.10%
[4]
Expenses Paid, Amount	$ 118	[4]
Expense Ratio, Percent	1.10%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C shares of Franklin Multi-Asset Growth Fund returned 14.25%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	14.25	9.49	9.35
Class C (with sales charge)	13.25	9.49	9.35
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 943,580,119
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class R
Trading Symbol	LLLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$72	0.67%
[7]
Expenses Paid, Amount	$ 72	[7]
Expense Ratio, Percent	0.67%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class R shares of Franklin Multi-Asset Growth Fund returned 14.71%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	14.71	9.91	9.76
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 943,580,119
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class I
Trading Symbol	LANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$16	0.15%
[10]
Expenses Paid, Amount	$ 16	[10]
Expense Ratio, Percent	0.15%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class I shares of Franklin Multi-Asset Growth Fund returned 15.34%. The Fund compares its performance to the Russell 3000 Index, the Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 17.36%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	15.34	10.56	10.42
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	17.36	9.99	11.79
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 943,580,119
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$943,580,119
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class A
Trading Symbol	SCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$44	0.41%
[13]
Expenses Paid, Amount	$ 44	[13]
Expense Ratio, Percent	0.41%	[13]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class A shares of Franklin Multi-Asset Moderate Growth Fund returned 13.86%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	13.86	8.90	9.20
Class A (with sales charge)	7.60	7.61	8.56
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,116,958
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class C
Trading Symbol	SCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$121	1.14%
[16]
Expenses Paid, Amount	$ 121	[16]
Expense Ratio, Percent	1.14%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C shares of Franklin Multi-Asset Moderate Growth Fund returned 13.06%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	13.06	8.11	8.44
Class C (with sales charge)	12.06	8.11	8.44
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
[17]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,116,958
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class R
Trading Symbol	LLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$85	0.80%
[19],[20]
Expenses Paid, Amount	$ 85	[19]
Expense Ratio, Percent	0.80%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class R shares of Franklin Multi-Asset Moderate Growth Fund returned 13.41%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	13.41	8.48	8.82
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
[21]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,116,958
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[22]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class I
Trading Symbol	LLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$15	0.14%
[23]
Expenses Paid, Amount	$ 15	[23]
Expense Ratio, Percent	0.14%	[23]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class I shares of Franklin Multi-Asset Moderate Growth Fund returned 14.19%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 15.32%, 6.85% and 15.28%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	14.19	9.22	9.54
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Composite Benchmark†	15.28	8.41	10.28
[24]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,116,958
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$544,116,958
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class A
Trading Symbol	SBBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$46	0.43%
[26]
Expenses Paid, Amount	$ 46	[26]
Expense Ratio, Percent	0.43%	[26]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class A shares of Franklin Multi-Asset Conservative Growth Fund returned 12.09%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	12.09	6.56	7.61
Class A (with sales charge)	5.94	5.30	6.97
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
[27]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 305,390,215
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class C
Trading Symbol	SCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$125	1.18%
[29]
Expenses Paid, Amount	$ 125	[29]
Expense Ratio, Percent	1.18%	[29]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class C shares of Franklin Multi-Asset Conservative Growth Fund returned 11.24%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	11.24	5.76	6.81
Class C (with sales charge)	10.24	5.76	6.81
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
[30]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 305,390,215
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class R
Trading Symbol	LLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$84	0.79%
[32],[33]
Expenses Paid, Amount	$ 84	[32]
Expense Ratio, Percent	0.79%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class R shares of Franklin Multi-Asset Conservative Growth Fund returned 11.67%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	11.67	6.18	7.23
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
[34]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 305,390,215
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class I
Trading Symbol	LMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1	$16	0.15%
[36]
Expenses Paid, Amount	$ 16	[36]
Expense Ratio, Percent	0.15%	[36]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2025, Class I shares of Franklin Multi-Asset Conservative Growth Fund returned 12.39%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 12.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund was the leading detractor from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	12.39	6.87	7.90
Russell 3000 Index	15.32	13.60	15.13
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	12.80	6.06	8.09
[37]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 305,390,215
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$305,390,215
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[38]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class A
Trading Symbol	SBCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$58	0.55%
[39],[40]
Expenses Paid, Amount	$ 58	[39]
Expense Ratio, Percent	0.55%	[39]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class A shares of Franklin Multi-Asset Defensive Growth Fund returned 10.14%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class A	10.14	4.08	5.61
Class A (with sales charge)	6.04	3.18	5.15
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
[41]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 104,914,031
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[42]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C
Trading Symbol	LWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$140	1.34%
[43],[44]
Expenses Paid, Amount	$ 140	[43]
Expense Ratio, Percent	1.34%	[43]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C shares of Franklin Multi-Asset Defensive Growth Fund returned 9.31%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C	9.31	3.30	4.84
Class C (with sales charge)	8.31	3.30	4.84
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
[45]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 104,914,031
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C1
Trading Symbol	SBCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1[1]	$117	1.23%
[47],[48]
Expenses Paid, Amount	$ 117	[47]
Expense Ratio, Percent	1.23%	[47]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class C1 shares of Franklin Multi-Asset Defensive Growth Fund returned 9.19%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class C1	9.19	3.55	5.08
Class C1 (with sales charge)	8.19	3.55	5.08
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
[49]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 104,914,031
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class R
Trading Symbol	LMLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$76	0.72%
[51],[52]
Expenses Paid, Amount	$ 76	[51]
Expense Ratio, Percent	0.72%	[51]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class R shares of Franklin Multi-Asset Defensive Growth Fund returned 10.01%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class R	10.01	3.85	5.35
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
[53]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 104,914,031
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class I
Trading Symbol	LMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$26	0.25%
[55],[56]
Expenses Paid, Amount	$ 26	[55]
Expense Ratio, Percent	0.25%	[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended January 31, 2026, Class I shares of Franklin Multi-Asset Defensive Growth Fund returned 10.49%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Composite Benchmark†, which returned 6.85%, 15.31% and 10.47%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the leading contributor to absolute return by virtue of weight in the portfolio and return.
↑	Asset allocation effects contributed to relative performance, due to an equity overweight (especially emerging markets exposure) and fixed income underweight.
↑	The Putnam Large Cap Value Fund was the leading contributor to relative performance at the manager level.

Top detractors from performance:
↓	Underlying manager selection was a detractor from relative performance overall, especially in U.S. equities.
↓	An underweight to international equities was also a detractor.
↓	The ClearBridge Large Cap Growth Fund and the Putnam Large Cap Growth Fund were the leading detractors from relative performance at the manager level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended January 31, 2026

	1 Year	5 Year	10 Year
Class I	10.49	4.40	5.93
Bloomberg U.S. Aggregate Index	6.85	-0.20	1.88
Russell 1000 Index	15.31	14.09	15.38
Composite Benchmark†	10.47	3.85	5.93
[57]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 104,914,031
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$104,914,031
Total Number of Portfolio Holdings	17
Total Management Fee Paid	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[58]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[5]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[8]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[11]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[24]
†	The Fund’s Composite Benchmark is comprised of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[30]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[37]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[58]
*	Does not include derivatives, except purchased options, if any.